CONCENTRATIONS (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Mar. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Deposits	$ 63,890		$ 500,000
Extension payment			500,000
Cash held in banks	798,079		6,245,686
Cash uninsured amount	$ 734,189		$ 5,745,686
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	69.90%	50.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.80%	41.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		63.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Partnered Insurance Providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	63.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.60%	84.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	47.60%	97.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.40%